SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 66.7%
	Automobiles & Components — 1.6%
	Automobiles — 1.6%
	Mercedes-Benz Group AG	133,563	$ 7,728,997
	Stellantis NV	74,500	920,820
			8,649,817
	Banks — 5.6%
	Banks — 5.6%
	BNP Paribas SA	102,998	4,896,551
	ING Groep NV	667,800	6,600,012
	JPMorgan Chase & Co.	56,700	6,384,987
	Mitsubishi UFJ Financial Group, Inc.	1,060,100	5,698,975
	Regions Financial Corp.	321,500	6,028,125
			29,608,650
	Capital Goods — 1.9%
	Aerospace & Defense — 1.0%
	Lockheed Martin Corp.	11,866	5,101,905
	Industrial Conglomerates — 0.6%
	Siemens AG	29,400	2,991,317
	Machinery — 0.3%
[a]	Daimler Truck Holding AG	66,781	1,743,280
			9,836,502
	Consumer Durables & Apparel — 1.7%
	Household Durables — 0.8%
	Sony Group Corp. Sponsored ADR	53,225	4,352,208
	Textiles, Apparel & Luxury Goods — 0.9%
	LVMH Moet Hennessy Louis Vuitton SE	7,200	4,389,066
			8,741,274
	Diversified Financials — 1.9%
	Capital Markets — 1.9%
	CME Group, Inc.	49,000	10,030,300
			10,030,300
	Energy — 2.5%
	Oil, Gas & Consumable Fuels — 2.5%
	TotalEnergies SE	220,875	11,658,940
	Woodside Energy Group Ltd.	66,949	1,471,376
			13,130,316
	Food & Staples Retailing — 3.3%
	Food & Staples Retailing — 3.3%
	Tesco plc	3,128,700	9,730,890
	Walgreens Boots Alliance, Inc.	198,600	7,526,940
			17,257,830
	Food, Beverage & Tobacco — 1.7%
	Food Products — 0.2%
	Nestle SA	12,000	1,400,807
	Tobacco — 1.5%
	Altria Group, Inc.	187,900	7,848,583
			9,249,390
	Insurance — 4.1%
	Insurance — 4.1%
	Assicurazioni Generali SpA	837,813	13,367,339
	Legal & General Group plc	1,643,600	4,791,807
	NN Group NV	83,235	3,780,380
			21,939,526
	Materials — 5.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chemicals — 2.9%
	Fertiglobe plc	4,873,000	$ 6,381,293
	LyondellBasell Industries NV Class A	100,004	8,746,350
	Metals & Mining — 2.7%
	BHP Group Ltd.	370,500	10,549,180
	Glencore plc	695,478	3,768,242
[b]	MMC Norilsk Nickel PJSC ADR	307,000	181,130
[b]	Severstal PAO GDR	236,300	14,178
			29,640,373
	Media & Entertainment — 4.6%
	Entertainment — 2.3%
	Nintendo Co. Ltd.	19,600	8,476,769
[a]	Sea Ltd. ADR	52,405	3,503,798
	Interactive Media & Services — 2.3%
[a]	Meta Platforms, Inc. Class A	50,900	8,207,625
	Tencent Holdings Ltd.	91,600	4,137,106
			24,325,298
	Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
	Biotechnology — 1.8%
	AbbVie, Inc.	62,342	9,548,301
	Pharmaceuticals — 6.0%
	AstraZeneca plc	52,625	6,918,526
	Merck & Co., Inc.	94,191	8,587,393
	Pfizer, Inc.	230,511	12,085,692
	Roche Holding AG	12,200	4,070,927
			41,210,839
	Retailing — 1.3%
	Internet & Direct Marketing Retail — 1.3%
[a]	Alibaba Group Holding Ltd.	202,000	2,880,639
	JD.com, Inc. Class A	4,361	140,498
[a]	MercadoLibre, Inc.	6,050	3,853,064
			6,874,201
	Semiconductors & Semiconductor Equipment — 6.9%
	Semiconductors & Semiconductor Equipment — 6.9%
	ASML Holding NV	11,610	5,546,190
	Broadcom, Inc.	14,400	6,995,664
	NVIDIA Corp.	21,700	3,289,503
	QUALCOMM, Inc.	84,300	10,768,482
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	119,582	9,775,829
			36,375,668
	Software & Services — 5.1%
	Information Technology Services — 2.4%
[a,c]	Adyen NV	2,650	3,854,570
	Mastercard, Inc. Class A	22,400	7,066,752
[a]	Shopify, Inc. Class A	65,500	2,046,220
	Software — 2.7%
	Microsoft Corp.	41,500	10,658,445
[a]	ServiceNow, Inc.	7,500	3,566,400
			27,192,387
	Technology Hardware & Equipment — 3.7%
	Communications Equipment — 3.0%
	Cisco Systems, Inc.	232,300	9,905,272
	Telefonaktiebolaget LM Ericsson Class B	777,800	5,799,047
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	11,000	3,760,171
			19,464,490
	Telecommunication Services — 1.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Telecommunication Services — 1.7%
	Orange SA	754,590	$ 8,872,468
			8,872,468
	Transportation — 1.1%
	Air Freight & Logistics — 1.1%
	Deutsche Post AG	156,385	5,857,202
			5,857,202
	Utilities — 4.6%
	Electric Utilities — 4.6%
	Electricite de France SA	533,238	4,362,045
	Endesa SA	446,400	8,420,488
	Enel SpA	2,146,900	11,744,185
			24,526,718
	Total Common Stock (Cost $457,740,745)		352,783,249
	Asset Backed Securities — 3.7%
	Auto Receivables — 1.2%
	Carvana Auto Receivables Trust,
[c]	Series 2021-P3 Class R, due 9/11/2028	$ 2,500	1,263,886
[c]	Series 2022-P1 Class R, 0.01% due 1/10/2029	3,000	1,093,515
[c]	Series 2022-P1 Class XS, 0.01% due 1/10/2029	141,381,389	651,033
[c]	JPMorgan Chase Bank NA - CACLN, Series 2020 -1 Class R, 33.784% due 1/25/2028	925,067	1,087,969
[c]	United Auto Credit Securitization Trust, Series 2022-1 Class R, 0.01% due 11/10/2028	6,000	2,303,553
			6,399,956
	Other Asset Backed — 2.5%
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	750,000	720,000
[c]	Fat Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	1,500,000	1,442,912
[b,c]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	927,358
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	867,689
[c]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	4,500	1,533,776
[b,c]	Mosaic Solar Loan Trust, Series 2021-3A Class R, 0.01% due 6/20/2052	8,500,000	2,290,750
[c]	NRZ Advance Receivables Trust, Series 2020-T2 Class AT2, 1.475% due 9/15/2053	2,000,000	1,910,293
	Upstart Pass-Through Trust,
[c]	Series 2021-ST7 Class CERT, 0.01% due 9/20/2029	3,000,000	1,639,419
[c]	Series 2021-ST8 Class CERT, 0.01% due 10/20/2029	3,000,000	1,795,845
			13,128,042
	Total Asset Backed Securities (Cost $22,590,806)		19,527,998
	Corporate Bonds — 21.8%
	Automobiles & Components — 0.3%
	Construction & Engineering — 0.3%
[c,d]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	2,000,000	1,744,520
			1,744,520
	Capital Goods — 1.3%
	Aerospace & Defense — 0.9%
[c]	BWX Technologies, Inc., 4.125% due 6/30/2028	2,300,000	2,048,909
[c]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	3,000,000	2,803,470
	Trading Companies & Distributors — 0.4%
[c]	IAA, Inc., 5.50% due 6/15/2027	2,000,000	1,862,480
			6,714,859
	Commercial & Professional Services — 0.4%
	Commercial Services & Supplies — 0.4%
[c]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	410,465
[c,d]	Cimpress plc, 7.00% due 6/15/2026	2,000,000	1,594,340
			2,004,805
	Consumer Durables & Apparel — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Household Durables — 0.5%
[c]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	$ 3,000,000	$ 2,663,220
	Leisure Products — 0.2%
[c]	Vista Outdoor, Inc., 4.50% due 3/15/2029	1,250,000	947,063
			3,610,283
	Consumer Services — 1.1%
	Hotels, Restaurants & Leisure — 1.1%
[c]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	2,000,000	1,923,340
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	2,350,000	1,932,499
[c]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,721,760
			5,577,599
	Diversified Financials — 2.2%
	Capital Markets — 1.2%
[c,d]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	1,750,000	1,432,760
[c]	LPL Holdings, Inc., 4.625% due 11/15/2027	3,000,000	2,825,250
[c]	StoneX Group, Inc., 8.625% due 6/15/2025	2,000,000	2,018,720
	Consumer Finance — 0.5%
	FirstCash, Inc.,
[c]	4.625% due 9/1/2028	2,000,000	1,726,940
[c]	5.625% due 1/1/2030	1,500,000	1,313,865
	Diversified Financial Services — 0.5%
[c]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,575,530
			11,893,065
	Energy — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
[c]	Chesapeake Energy Corp., 5.50% due 2/1/2026	2,000,000	1,907,920
[c]	Citgo Holding, Inc., 9.25% due 8/1/2024	3,000,000	2,919,570
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	2,000,000	1,861,600
	Kinder Morgan, Inc., 5.55% due 6/1/2045	2,000,000	1,889,140
[c,d]	Parkland Corp., 4.50% due 10/1/2029	2,000,000	1,629,080
	Petroleos Mexicanos,
[d]	5.95% due 1/28/2031	2,000,000	1,455,440
[d]	8.625% due 12/1/2023	1,290,000	1,272,778
	Sunoco LP/Sunoco Finance Corp.,
[c]	4.50% due 4/30/2030	500,000	406,500
	5.875% due 3/15/2028	1,500,000	1,378,680
			14,720,708
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[c]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,402,650
			1,402,650
	Food, Beverage & Tobacco — 2.0%
	Food Products — 1.0%
	Kraft Heinz Foods Co., 4.375% due 6/1/2046	3,000,000	2,499,210
[c]	Post Holdings, Inc., 4.625% due 4/15/2030	3,000,000	2,530,950
	Tobacco — 1.0%
[c]	Vector Group Ltd., 10.50% due 11/1/2026	5,630,000	5,312,637
			10,342,797
	Health Care Equipment & Services — 1.2%
	Health Care Providers & Services — 0.9%
	Centene Corp., 3.375% due 2/15/2030	2,000,000	1,696,160
	Tenet Healthcare Corp.,
[c]	4.25% due 6/1/2029	631,000	533,220
[c]	4.375% due 1/15/2030	2,869,000	2,437,445
	Health Care Technology — 0.3%
[c]	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75% due 3/1/2025	1,849,000	1,802,720
			6,469,545
	Household & Personal Products — 1.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Household Products — 1.4%
[c]	Prestige Brands, Inc., 3.75% due 4/1/2031	$ 3,300,000	$ 2,735,370
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	1,500,000	1,139,340
	4.50% due 10/15/2029	1,500,000	1,230,330
[c]	Spectrum Brands, Inc., 3.875% due 3/15/2031	3,000,000	2,420,640
	Personal Products — 0.4%
[c]	Edgewell Personal Care Co., 5.50% due 6/1/2028	2,500,000	2,259,775
			9,785,455
	Insurance — 0.1%
	Insurance — 0.1%
[d]	Enstar Group Ltd., 3.10% due 9/1/2031	1,000,000	792,740
			792,740
	Materials — 2.0%
	Chemicals — 0.3%
[c,d]	SPCM SA, 3.125% due 3/15/2027	2,000,000	1,687,580
	Containers & Packaging — 1.1%
	Ball Corp., 3.125% due 9/15/2031	1,500,000	1,211,895
[c]	Matthews International Corp., Class C, 5.25% due 12/1/2025	3,414,000	3,155,867
[c]	Sealed Air Corp., 5.00% due 4/15/2029	1,500,000	1,419,630
	Metals & Mining — 0.6%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	2,500,000	2,124,800
[c]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,180,335
			10,780,107
	Media & Entertainment — 1.1%
	Media — 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[c]	4.25% due 1/15/2034	2,000,000	1,548,280
[c]	4.75% due 3/1/2030	2,000,000	1,710,640
[c,d]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	3,000,000	2,606,940
			5,865,860
	Real Estate — 0.9%
	Equity Real Estate Investment Trusts — 0.5%
[c]	Iron Mountain, Inc., 5.00% due 7/15/2028	3,000,000	2,660,190
	Real Estate Management & Development — 0.4%
[c]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	2,000,000	1,858,400
			4,518,590
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	2,000,000	1,581,380
			1,581,380
	Software & Services — 2.2%
	Information Technology Services — 1.1%
[c]	Sabre GLBL, Inc., 9.25% due 4/15/2025	1,000,000	965,590
[c]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,797,710
	Visa, Inc., 4.15% due 12/14/2035	2,000,000	1,990,960
	Software — 1.1%
[c]	Audatex North America, Inc., 6.125% due 11/1/2023	250,000	234,415
[c]	Fair Isaac Corp., 4.00% due 6/15/2028	2,000,000	1,770,920
[c]	MSCI, Inc., 3.625% due 11/1/2031	3,000,000	2,489,460
[c]	Open Text Holdings, Inc., 4.125% due 12/1/2031	1,500,000	1,247,325
			11,496,380
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[c,d]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	2,000,000	1,632,820
			1,632,820
	Utilities — 0.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Electric Utilities — 0.8%
[c,d]	AES Andres BV, 5.70% due 5/4/2028	$ 1,600,000	$ 1,370,416
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	1,500,000	1,490,625
[d]	Comision Federal de Electricidad, 5.00% due 9/29/2036	1,580,000	1,387,714
	Gas Utilities — 0.0%
[d]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	148,000	146,177
			4,394,932
	Total Corporate Bonds (Cost $131,462,021)		115,329,095
	Convertible Bonds — 0.4%
	Diversified Financials — 0.4%
	Diversified Financial Services — 0.4%
	EZCORP, Inc., 2.375% due 5/1/2025	2,275,000	2,007,619
			2,007,619
	Total Convertible Bonds (Cost $2,094,981)		2,007,619
	Other Government — 0.3%
[c,d]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	2,000,000	1,710,360
	Total Other Government (Cost $2,000,000)		1,710,360
	U.S. Government Agencies — 0.2%
[c,e,f]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	1,000,000	945,034
	Total U.S. Government Agencies (Cost $1,069,040)		945,034
	Mortgage Backed — 3.7%
[c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 3.65% due 12/25/2056	1,500,000	1,257,007
[c,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,970,116	1,890,027
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-J3 Class A3I1, 0.50% due 9/25/2051	5,365,838	141,941
[c,f,g]	Series 2021-J3 Class A5I2, 0.25% due 9/25/2051	44,221,902	536,359
[c,f,g]	Series 2021-J3 Class AIOS, 0.08% due 9/25/2051	46,391,300	147,060
[c,f]	Series 2021-J3 Class B4, 2.856% due 9/25/2051	350,000	157,720
[c,f]	Series 2021-J3 Class B6, 2.856% due 9/25/2051	200,000	51,674
[c,f]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 5.039% (LIBOR 1 Month + 3.71%) due 8/15/2023	2,000,000	1,973,811
[c,f]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	1,211,572	1,161,207
[c,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.487% due 5/25/2065	3,000,000	2,896,427
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2021-11 Class B5, 3.031% due 1/25/2052	736,971	446,024
[c,f]	Series 2021-11 Class B6, 2.859% due 1/25/2052	898,897	351,019
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV2 Class AX1, 0.134% due 8/25/2051	109,521,460	700,510
[c,f,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,504,214	285,029
[c,f]	Series 2021-INV2 Class B5, 3.334% due 8/25/2051	323,599	214,126
[c,f]	Series 2021-INV2 Class B6, 3.334% due 8/25/2051	1,558,847	632,017
[c,f,g]	Series 2021-INV3 Class AX1, 0.173% due 10/25/2051	28,818,563	243,039
[c,f,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,339,169	67,474
[c,f]	Series 2021-INV3 Class B5, 3.223% due 10/25/2051	98,480	64,457
[c,f]	Series 2021-INV3 Class B6, 3.223% due 10/25/2051	424,175	175,833
	MFA Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	695,849
[c,f]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	2,500,000	2,253,131
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AX1, 0.757% due 6/25/2051	35,936,106	1,289,715
[c,f]	Series 2021-INV1 Class B5, 3.257% due 6/25/2051	377,712	241,398
[c,f]	Series 2021-INV1 Class B6, 1.713% due 6/25/2051	676,545	307,902
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	30,793,802	797,821
[c,f]	Series 2021-INV1 Class B4, 3.32% due 8/25/2051	518,150	356,243
[c,f]	Series 2021-INV1 Class B5, 3.32% due 8/25/2051	409,585	269,974
[c,f]	Series 2021-INV1 Class B6, 3.32% due 8/25/2051	319,557	116,942
	Total Mortgage Backed (Cost $20,781,139)		19,721,736

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 0.4%
	Software & Services — 0.4%
	Information Technology Services — 0.4%
[h]	Vericast Corp., 10.00% (LIBOR 3 Month + 7.75%) due 6/16/2026	$ 2,352,380	$ 1,819,166
			1,819,166
	Total Loan Participations (Cost $2,077,604)		1,819,166
	Short-Term Investments — 0.8%
[i]	Thornburg Capital Management Fund	437,303	4,373,033
	Total Short-Term Investments (Cost $4,373,033)		4,373,033
	Total Investments — 98.0% (Cost $644,189,369)		$518,217,290
	Other Assets Less Liabilities — 2.0%		10,605,633
	Net Assets — 100.0%		$528,822,923

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.1)%
BANKS – (0.0)%
BNP Paribas	JPM	50,500	EUR	55.00	7/15/2022	EUR	2,290,933	$ 75,490	$ (2,035)
Regions Financial Corp.	GST	138,000	USD	22.00	7/15/2022	USD	2,587,500	49,680	(784)
Mitsubishi UFJ Financial Group, Inc.	JPM	495,000	JPY	750.00	8/10/2022	JPY	361,053,000	61,231	(61,232)

								186,401	(64,051)
CAPITAL GOODS – (0.0)%
Lockheed Martin Corp.	GST	3,300	USD	460.00	7/01/2022	USD	1,418,868	13,200	0
Siemens AG	GST	29,400	EUR	135.00	7/15/2022	EUR	2,854,446	37,921	(123)

								51,121	(123)
DIVERSIFIED FINANCIALS – (0.0)%
CME Group, Inc.	JPM	12,600	USD	220.00	7/29/2022	USD	2,579,220	47,250	(24,420)
ENERGY – (0.0)%
Total Energies SE	BOA	51,300	EUR	55.00	8/19/2022	EUR	2,583,981	47,760	(48,870)
FOOD & STAPLES RETAILING – (0.0)%
Tesco plc	GST	880,000	GBP	2.70	7/15/2022	GBP	2,248,400	46,484	(8,017)
Walgreens Boots Alliance, Inc.	GST	132,500	USD	47.50	7/15/2022	USD	5,021,750	45,050	(1,028)
Tesco plc	JPM	866,000	GBP	2.65	8/19/2022	GBP	2,212,630	52,469	(51,420)

								144,003	(60,465)
INSURANCE – (0.0)%
Assicurazioni Generali SpA	GST	225,000	EUR	17.60	7/14/2022	EUR	3,425,625	36,276	(2,498)
NN Group NV	JPM	80,500	EUR	48.50	7/15/2022	EUR	3,488,870	77,789	(5,356)

								114,065	(7,854)
MATERIALS – (0.0)%
Glencore plc	GST	216,400	GBP	5.80	7/15/2022	GBP	963,196	37,559	(1,105)
LyondellBasell Industries NV Class A	GST	26,750	USD	104.80	7/15/2022	USD	2,339,555	78,645	(1,683)
LyondellBasell Industries NV Class A	BOA	17,100	USD	94.80	7/15/2022	USD	1,495,566	28,215	(9,220)
BHP Group Ltd.	BOA	83,500	AUD	48.15	7/21/2022	AUD	3,444,375	42,385	(2,412)

								186,804	(14,420)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
MEDIA & ENTERTAINMENT – (0.0)%
Nintendo Co. Ltd.	BOA	6,200	JPY	60,000.00	7/07/2022	JPY	363,816,000	$ 48,473	$ (21,499)
Tencent Holding Ltd.	JPM	57,800	HKD	470.00	8/30/2022	HKD	20,484,320	15,789	(15,789)

								64,262	(37,288)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.1)%
Merck & Co., Inc.	GST	18,500	USD	96.00	7/01/2022	USD	1,686,645	19,795	0
AbbVie, Inc.	BOA	17,800	USD	160.00	8/05/2022	USD	2,726,248	34,176	(41,551)
Pfizer, Inc.	BOA	53,100	USD	54.00	8/05/2022	USD	2,784,033	39,294	(70,886)
AstraZeneca plc	BOA	20,800	GBP	108.00	8/19/2022	GBP	2,246,400	59,446	(110,659)

								152,711	(223,096)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.0)%
Broadcom, Inc.	GST	2,500	USD	615.00	7/08/2022	USD	1,214,525	19,625	(2)
QUALCOMM, Inc.	BOA	21,800	USD	140.00	8/05/2022	USD	2,784,732	44,254	(76,098)
Taiwan Semiconductor Manufacturing Co. Ltd.	BOA	18,900	USD	95.00	8/05/2022	USD	1,545,075	18,144	(7,397)
NVIDIA Corp.	JPM	9,800	USD	205.00	8/19/2022	USD	1,485,582	20,286	(7,804)

								102,309	(91,301)
SOFTWARE & SERVICES – (0.0)%
Mastercard, Inc.	GST	8,300	USD	375.00	7/15/2022	USD	2,618,484	37,433	(746)
Microsoft Corp.	GST	10,600	USD	295.00	7/15/2022	USD	2,722,398	30,104	(675)
Microsoft Corp.	BOA	10,200	USD	290.00	8/05/2022	USD	2,619,666	24,888	(12,907)
ServiceNow, Inc.	BOA	7,500	USD	590.00	8/05/2022	USD	3,566,400	41,250	(30,276)

								133,675	(44,604)
TRANSPORTATION – (0.0)%
Deutsche Post AG	BOA	71,500	EUR	41.00	8/19/2022	EUR	2,555,410	15,676	(19,746)

TOTAL WRITTEN CALL OPTIONS								$1,246,037	$(636,238)
WRITTEN PUT OPTIONS – (0.2)%
BANKS – (0.1)%
JPMorgan Chase & Co.	GST	16,800	USD	120.00	7/01/2022	USD	1,891,848	$ 26,040	$ (126,035)
BNP Paribas	JPM	30,000	EUR	44.00	7/15/2022	EUR	1,360,950	18,258	(29,813)
Regions Financial Corp.	GST	127,800	USD	18.00	7/15/2022	USD	2,396,250	24,282	(38,905)

								68,580	(194,753)
CAPITAL GOODS – 0.0%
Lockheed Martin Corp.	BOA	4,400	USD	390.00	7/01/2022	USD	1,891,824	19,360	0
CONSUMER DURABLES & APPAREL – (0.0)%
Sony Group Corp.	BOA	28,100	USD	80.00	7/01/2022	USD	2,297,737	31,472	(6,824)
LVMH Moet Hennessy Louis Vuitton SE	GST	2,500	EUR	550.00	7/15/2022	EUR	1,454,250	21,766	(16,506)

								53,238	(23,330)
DIVERSIFIED FINANCIALS – (0.0)%
CME Group, Inc.	JPM	14,600	USD	185.00	8/05/2022	USD	2,988,620	27,740	(33,175)
ENERGY – (0.0)%
Total Energies SE	BOA	56,500	EUR	48.00	7/15/2022	EUR	2,845,905	29,735	(41,010)
FOOD & STAPLES RETAILING – (0.0)%
Tesco plc	JPM	483,600	GBP	2.30	8/19/2022	GBP	1,235,598	7,618	(11,472)
INSURANCE – (0.0)%
Legal & General Group plc	JPM	965,000	GBP	2.40	7/15/2022	GBP	2,311,175	30,390	(72,595)
MATERIALS – (0.0)%
Glencore plc	BOA	293,000	GBP	3.80	8/19/2022	GBP	1,304,143	24,853	(39,931)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
MEDIA & ENTERTAINMENT – (0.1)%
Alphabet, Inc.	JPM	1,400	USD	2,000.00	8/05/2022	USD	3,050,964	$ 37,660	$ (78,036)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
AbbVie, Inc.	BOA	20,800	USD	140.00	7/01/2022	USD	3,185,728	37,232	0
Merck & Co., Inc.	BOA	20,100	USD	85.00	7/01/2022	USD	1,832,517	16,683	0
Roche Holding AG	GST	4,550	CHF	305.00	7/15/2022	CHF	1,449,402	14,821	(9,549)
Pfizer, Inc.	JPM	57,600	USD	47.00	8/05/2022	USD	3,019,968	40,896	(30,101)

								109,632	(39,650)
RETAILING – (0.0)%
MercadoLibre, Inc.	GST	1,900	USD	600.00	7/08/2022	USD	1,210,053	32,300	(29,465)
Alibaba Group Holding Ltd.	JPM	118,500	HKD	90.00	7/28/2022	HKD	13,260,150	19,202	(19,798)

								51,502	(49,263)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.0)%
Taiwan Semiconductor Manufacturing Co. Ltd.	BOA	21,100	USD	80.00	7/01/2022	USD	1,724,925	29,118	(4,112)
NVIDIA Corp.	JPM	12,700	USD	125.00	8/19/2022	USD	1,925,193	37,973	(54,563)

								67,091	(58,675)
SOFTWARE & SERVICES – (0.0)%
Mastercard, Inc.	GST	5,700	USD	300.00	7/01/2022	USD	1,798,236	34,086	(1,702)
Microsoft Corp.	GST	11,700	USD	245.00	7/15/2022	USD	3,004,911	45,279	(37,983)

								79,365	(39,685)
UTILITIES – (0.0)%
Endesa SA	BOA	74,000	EUR	17.00	9/16/2022	EUR	1,332,000	46,753	(45,400)

TOTAL WRITTEN PUT OPTIONS								$653,517	$(726,975)

TOTAL								$1,899,554	$(1,363,213)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), Bank of America ("BOA") and Goldman Sachs International ("GST").

Footnote Legend
a	Non-income producing.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $137,521,204, representing 26.01% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
g	Interest only.
h	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2022.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rates
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trust’s Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Trust’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Trust’s business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Trust may be valued using alternative methods. In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, or when the Advisor’s valuation and pricing committee determines that a valuation obtained from a pricing service is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the valuation and pricing committee will calculate a fair value for the obligation using alternative methods under procedures approved by the Trust’s Audit Committee.
Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in mutual funds are valued at net asset value (“NAV”) each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Trust are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust investments may be significantly affected on days when shareholders cannot purchase or sell Trust shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Mgmt. Fund	$38,506,112	$174,478,676	$(208,611,755)	$-	$-	$4,373,033	$31,000